Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class A
Trading Symbol	LBWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$126	1.10%
[1]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.20%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	28.20	11.59	9.52
Class A (with sales charge)	21.13	10.27	8.87
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 248,412,554
Holdings Count | $ / shares	234	[2]
Advisory Fees Paid, Amount	$ 1,396,164
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class C
Trading Symbol	LBWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$209	1.84%
[3]
Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 27.21%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	27.21	10.99	8.79
Class C (with sales charge)	26.21	10.99	8.79
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 248,412,554
Holdings Count | $ / shares	234	[4]
Advisory Fees Paid, Amount	$ 1,396,164
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class R
Trading Symbol	LBDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$154	1.35%
[5]
Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 27.93%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	27.93	11.32	9.25
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 248,412,554
Holdings Count | $ / shares	234	[6]
Advisory Fees Paid, Amount	$ 1,396,164
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class I
Trading Symbol	LBWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	0.80%
[7]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.56%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class I	28.56	11.92	9.83
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 248,412,554
Holdings Count | $ / shares	234	[8]
Advisory Fees Paid, Amount	$ 1,396,164
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class Name	Class IS
Trading Symbol	LBISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$80	0.70%
[9]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of BrandywineGLOBAL - Diversified US Large Cap Value Fund returned 28.74%. The Fund compares its performance to the Russell 1000 Value Index, which returned 27.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Technology stocks were the largest contributor by avoiding large semiconductor companies that were diluting their share base and including semiconductor companies such as Qualcomm and Micron Technology with attractive valuations, both positions were sold in the first half of the period.

↑
Overweight in the health care sector including pharmaceutical, biopharmaceutical and health care providers. Low price-to-earnings ratios along with favorable price momentum and conservative share issuance qualified these stocks for inclusion in the portfolio.

↑	Overweight in the financial sector which outperformed the large cap value market despite economic uncertainties, supported by the U.S. Federal Reserve’s interest rate cuts towards period-end.
↑	Strong stock selection which overcame sector and factor exposures.

Top detractors from performance:
↓
Underperformance from energy holdings due to volatile oil prices and fluctuating global demand, specifically integrated oil & gas companies such as Chevron and exploration and production companies which all lagged the broad market and were overweight the benchmark.

↓	Underweight to REITS within the real estate sector which slightly underperformed relative to the benchmark (note that REITS are not included in the portfolio by manager policy).
↓	Underweight and lag in materials holdings had a small negative impact on relative returns. Lagging yet positive performance of low valuation steel stocks drove the underperformance.
↓
Value factors including low price-to-earnings and low price-to-book value are integral to the investment process to qualify securities for inclusion. Typically, these factors outperform in the long term, however, they both lagged this period and detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class IS	28.74	12.05	9.95
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 248,412,554
Holdings Count | $ / shares	234	[10]
Advisory Fees Paid, Amount	$ 1,396,164
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$248,412,554
Total Number of Portfolio Holdings*	234
Total Management Fee Paid	$1,396,164
Portfolio Turnover Rate	75%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.